Credit Facilities - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended
	Apr. 01, 2026	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Bank Debt Facilities
Stand-by fees rate charged for undrawn facilities		0.1966%	0.1966%
Credit facility additional borrowing capacity		$ 500
Term Loan [Member]
Disclosure Of Bank Debt Facilities
Notional amount	$ 1,500
Borrowings, maturity	two-year maturity
Revolving Credit Facility [Member]
Disclosure Of Bank Debt Facilities
Maximum available credit under revolving term loan		2,500
Credit facility additional borrowing capacity		$ 500
Revolving Term Loan [Member] | Bottom of range [member] | LIBOR [member]
Disclosure Of Bank Debt Facilities
Basis spread		1.10%
Revolving Term Loan [Member] | Top of range [member] | LIBOR [member]
Disclosure Of Bank Debt Facilities
Basis spread		2.15%